PARTNERSHIP CAPITAL (Tables)	6 Months Ended
Jun. 30, 2018
Equity [abstract]
Disclosure of classes of share capital
(b) Non-controlling interest – Redeemable Partnership Units held by Brookfield

	Non-controlling interest – Redeemable Partnership Units held by Brookfield
UNITS MILLIONS	As of and for the six-month period ended June 30, 2018	As of and for the 12 month period ended Dec. 31, 2017
Opening balance	115.8	108.4
Issued for cash	—	7.4
Ending balance	115.8	115.8
c) Preferred Unitholders’ Capital

	Preferred Units
UNITS MILLIONS	As of and for the six-month period ended June 30, 2018	As of and for the 12 month period ended Dec. 31, 2017
Opening balance	32.0	20.0
Issued for cash	8.0	12.0
Ending balance	40.0	32.0

	Preferred Units
US$ MILLIONS	As of and for the six-month period ended June 30, 2018	As of and for the 12 month period ended Dec. 31, 2017
Opening balance	$595	$375
Unit issuance	157	220
Ending balance	$752	$595

	Non-controlling interest – Redeemable Partnership Units held by Brookfield
US$ MILLIONS	As of and for the six-month period ended June 30, 2018	As of and for the 12 month period ended Dec. 31, 2017
Opening balance	$2,078	$1,778
Unit issuance	—	300
Ending balance	$2,078	$2,078

	Special General Partner		Limited Partners		Total
US$ MILLIONS	As of and for the six-month period ended June 30, 2018	As of and for the 12 month period ended Dec. 31, 2017	As of and for the six-month period ended June 30, 2018	As of and for the 12 month period ended Dec. 31, 2017	As of and for the six-month period ended June 30, 2018	As of and for the 12 month period ended Dec. 31, 2017
Opening balance	$19	$19	$4,907	$4,215	$4,926	$4,234
Unit issuance	—	—	8	692	8	692
Ending balance	$19	$19	$4,915	$4,907	$4,934	$4,926
(a) Special General and Limited Partnership Capital

	Special General Partner Units		Limited Partnership Units		Total
UNITS MILLIONS	As of and for the six-month period ended June 30, 2018	As of and for the 12 month period ended Dec. 31, 2017	As of and for the six-month period ended June 30, 2018	As of and for the 12 month period ended Dec. 31, 2017	As of and for the six-month period ended June 30, 2018	As of and for the 12 month period ended Dec. 31, 2017
Opening balance	1.6	1.6	276.6	259.4	278.2	261.0
Issued for cash	—	—	0.2	17.2	0.2	17.2
Ending balance	1.6	1.6	276.8	276.6	278.4	278.2